Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales		£ 10,436	£ 10,831
Net sales
At budgeted exchange rates		7,130	7,061
Acquisitions and disposals		12	48
SC&P allocation		0	0
Retranslation to actual exchange rates		(268)	91
Net sales		6,874	7,200
Operating profit/(loss)
At budgeted exchange rates		2,426	2,498
Acquisitions and disposals		(9)	(1)
SC&P allocation		0	0
Fair value remeasurement of contingent consideration		(11)	(4)
Fair value remeasurement of biological assets in operating profit		3	4
Retranslation to actual exchange rates		(153)	4
Operating profit/(loss) before exceptional items		2,256	2,501
Exceptional items		(17)	(59)
Operating profit/(loss)		2,239	2,442
Non-operating items		5	0
Net finance charges		(200)	(154)
Share of after tax results of associates and joint ventures		154	176
Profit before taxation		2,198	2,464
Percentage of calendar year net sales that occur in the last four months	43.00%
Operating segments
Disclosure of operating segments [line items]
Sales		10,425	10,804
Net sales
At budgeted exchange rates		7,119	7,034
Acquisitions and disposals		12	48
SC&P allocation		0	0
Retranslation to actual exchange rates		(268)	91
Net sales		6,863	7,173
Operating profit/(loss)
At budgeted exchange rates		2,524	2,582
Acquisitions and disposals		(9)	(1)
SC&P allocation		0	0
Fair value remeasurement of contingent consideration		(11)	(4)
Fair value remeasurement of biological assets in operating profit		3	4
Retranslation to actual exchange rates		(157)	2
Operating profit/(loss) before exceptional items		2,350	2,583
Exceptional items		(17)	(59)
Operating profit/(loss)		2,333	2,524
Eliminate inter- segment sales
Disclosure of operating segments [line items]
Sales		(785)	(811)
Net sales
At budgeted exchange rates		(786)	(811)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		1	0
Net sales		(785)	(811)
Corporate and other
Disclosure of operating segments [line items]
Sales		11	27
Net sales
At budgeted exchange rates		11	27
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		0	0
Net sales		11	27
Operating profit/(loss)
At budgeted exchange rates		(98)	(84)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Fair value remeasurement of contingent consideration		0	0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		4	2
Operating profit/(loss) before exceptional items		(94)	(82)
Exceptional items		0	0
Operating profit/(loss)		(94)	(82)
North America | Operating segments
Disclosure of operating segments [line items]
Sales		3,022	2,830
Net sales
At budgeted exchange rates		2,790	2,395
Acquisitions and disposals		7	25
SC&P allocation		5	8
Retranslation to actual exchange rates		(101)	74
Net sales		2,701	2,502
Operating profit/(loss)
At budgeted exchange rates		1,325	1,098
Acquisitions and disposals		(9)	1
SC&P allocation		(13)	11
Fair value remeasurement of contingent consideration		(4)	(4)
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		(73)	14
Operating profit/(loss) before exceptional items		1,226	1,120
Exceptional items		0	0
Operating profit/(loss)		1,226	1,120
Europe and Turkey | Operating segments
Disclosure of operating segments [line items]
Sales		2,727	2,971
Net sales
At budgeted exchange rates		1,442	1,617
Acquisitions and disposals		0	5
SC&P allocation		21	37
Retranslation to actual exchange rates		(20)	7
Net sales		1,443	1,666
Operating profit/(loss)
At budgeted exchange rates		461	573
Acquisitions and disposals		0	(2)
SC&P allocation		0	37
Fair value remeasurement of contingent consideration		(7)	0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		(8)	7
Operating profit/(loss) before exceptional items		446	615
Exceptional items		(17)	0
Operating profit/(loss)		429	615
Africa | Operating segments
Disclosure of operating segments [line items]
Sales		1,064	1,212
Net sales
At budgeted exchange rates		790	825
Acquisitions and disposals		5	17
SC&P allocation		2	3
Retranslation to actual exchange rates		(52)	3
Net sales		745	848
Operating profit/(loss)
At budgeted exchange rates		124	164
Acquisitions and disposals		0	0
SC&P allocation		0	3
Fair value remeasurement of contingent consideration		0	0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		(29)	(8)
Operating profit/(loss) before exceptional items		95	159
Exceptional items		0	0
Operating profit/(loss)		95	159
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales		775	893
Net sales
At budgeted exchange rates		641	679
Acquisitions and disposals		0	0
SC&P allocation		6	8
Retranslation to actual exchange rates		(68)	(7)
Net sales		579	680
Operating profit/(loss)
At budgeted exchange rates		246	250
Acquisitions and disposals		0	0
SC&P allocation		(10)	12
Fair value remeasurement of contingent consideration		0	0
Fair value remeasurement of biological assets in operating profit		3	4
Retranslation to actual exchange rates		(42)	(9)
Operating profit/(loss) before exceptional items		197	257
Exceptional items		0	0
Operating profit/(loss)		197	257
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales		2,837	2,898
Net sales
At budgeted exchange rates		1,418	1,455
Acquisitions and disposals		0	1
SC&P allocation		4	7
Retranslation to actual exchange rates		(27)	14
Net sales		1,395	1,477
Operating profit/(loss)
At budgeted exchange rates		391	424
Acquisitions and disposals		0	0
SC&P allocation		0	10
Fair value remeasurement of contingent consideration		0	0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		(5)	(2)
Operating profit/(loss) before exceptional items		386	432
Exceptional items		0	(59)
Operating profit/(loss)		386	373
SC&P | Operating segments
Disclosure of operating segments [line items]
Sales		785	811
Net sales
At budgeted exchange rates		824	874
Acquisitions and disposals		0	0
SC&P allocation		(38)	(63)
Retranslation to actual exchange rates		(1)	0
Net sales		785	811
Operating profit/(loss)
At budgeted exchange rates		(23)	73
Acquisitions and disposals		0	0
SC&P allocation		23	(73)
Fair value remeasurement of contingent consideration		0	0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		0	0
Operating profit/(loss) before exceptional items		0	0
Exceptional items		0	0
Operating profit/(loss)		£ 0	£ 0